UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended June 30, 2012


Check here if Amendment:              |_|; Amendment Number: ____

This Amendment (Check only one):      |_| is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Hound Partners, LLC
Address:    101 Park Avenue, 48th Floor
            New York, New York 10178


Form 13F File Number: 028-11815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:            Jonathan Auerbach
Title:           Managing Member
Phone:           212-984-2500


Signature, Place, and Date of Signing:


/s/ Jonathan Auerbach             New York, New York           August 14, 2012
-------------------------       ----------------------       -------------------
[Signature]                         [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:


Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $969,980
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number       Name

1.      028-13191                  Hound Partners Offshore Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         Hound Partners LLC
                                                           June 30, 2012


COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
--------------                --------------   --------- --------  ------------------ -------------- -------- ----------------------
                                                          VALUE     SHS OR   SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL   DISCRETION     MGRS      SOLE    SHARED NONE
--------------                --------------   --------- --------  --------- --- ---- -------------- -------- ---------- ------ ----
ASCENT CAP GROUP INC          COM SER A        043632108   42,374    818,815 SH       SHARED-DEFINED    1        818,815
BLOUNT INTL INC NEW           COM              095180105   22,598  1,542,497 SH       SHARED-DEFINED    1      1,542,497
CARTER INC                    COM              146229109   72,934  1,386,570 SH       SHARED-DEFINED    1      1,386,570
ENSCO PLC                     SHS CLASS A      G3157S106  106,653  2,270,669 SH       SHARED-DEFINED    1      2,270,669
GENERAL MTRS CO               COM              37045V100   32,063  1,625,927 SH       SHARED-DEFINED    1      1,625,927
GOOGLE INC                    CL A             38259P508   89,673    154,590 SH       SHARED-DEFINED    1        154,590
GRACE W R & CO DEL NEW        COM              38388F108  106,019  2,101,473 SH       SHARED-DEFINED    1      2,101,473
HCA HOLDINGS INC              COM              40412C101   24,919    818,892 SH       SHARED-DEFINED    1        818,892
JAZZ PHARMACEUTICALS PLC      SHS USD          G50871105   12,063    268,000 SH       SHARED-DEFINED    1        268,000
KINDER MORGAN INC DEL         *W EXP 05/25/201 49456B119   21,938 10,156,707 SH       SHARED-DEFINED    1     10,156,707
KINDER MORGAN MANAGEMENT LLC  SHS              49455U100   15,331    208,812 SH       SHARED-DEFINED    1        208,812
KRONOS WORLDWIDE INC          COM              50105F105   32,363  2,049,608 SH       SHARED-DEFINED    1      2,049,608
LEVEL 3 COMMUNICATIONS INC    COM NEW          52729N308   30,022  1,355,395 SH       SHARED-DEFINED    1      1,355,395
SALLY BEAUTY HLDGS INC        COM              79546E104   22,841    887,389 SH       SHARED-DEFINED    1        887,389
SHERWIN WILLIAMS CO           COM              824348106   88,596    669,409 SH       SHARED-DEFINED    1        669,409
SPDR S&P 500 ETF TR           TR UNIT          78462F103  133,204    977,500     PUT  SHARED-DEFINED    1        977,500
TEMPUR PEDIC INTL INC         COM              88023U101   12,578    537,757 SH       SHARED-DEFINED    1        537,757
TRANSDIGM GROUP INC           COM              893641100   35,297    262,824 SH       SHARED-DEFINED    1        262,824
VALEANT PHARMACEUTICALS INTL  COM              91911K102   68,512  1,529,638 SH       SHARED-DEFINED    1      1,529,638




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